Related parties - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Highworld Investments Limited
Disclosure of transactions between related parties [line items]
Percentage of shares held by related party	37.26311%	37.49999%
ELQ Investors VIII Limited
Disclosure of transactions between related parties [line items]
Percentage of shares held by related party	24.84207%	25.00%